Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of the reconciliation of effective tax rate to the statutory federal income tax rate
A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows for the years ended December 31, 2019, and 2020:

	YEAR ENDED DECEMBER 31,
	2019	2020
Federal income tax (benefit)/expense at statutory rate	21.0%	21.0%
State income tax benefit	6.0%	5.4%
Permanent items	-0.3%	-0.2%
Change in Valuation Allowance	-29.7%	-29.3%
Federal R&D Tax Credits	3.1%	3.1%
Other	-0.1%	0.0%

Effective income tax rate	0.0%	0.0%

Summary of significant components of deferred tax assets and liabilities	Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019, and 2020 were as follows:

	YEAR ENDED DECEMBER 31,
	2019	2020
Deferred tax assets
Federal net operating loss carryforwards	$13,626	$26,464
State net operating loss carryforwards	3,807	6,542
Tax credits	1,759	4,059
Stock based compensation	17	89
Capitalized research and development expenses	5,157	4,398
Accruals and other	517	763

Total deferred tax assets	24,883	42,315
Valuation allowance	(24,340)	(39,965)

Total net deferred tax assets	$543	$2,350

Deferred tax liabilities
Depreciation and amortization	$(543)	$(2,350)

Total deferred tax liabilities	$(543)	$(2,350)

Total deferred tax assets (liability)	$—	$—